Interest Income and Expense (Summary of Interest Income and Expense by Basis of Accounting Classification) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 20,958	$ 21,744	$ 61,635	$ 66,198
Interest expense	11,662	13,218	34,689	41,681
Equities designated at fair value through other comprehensive income [Member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	73	81	196	271
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	2,645	2,049	6,636	6,282
Interest expense	3,651	2,613	9,060	8,634
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	18,240	19,614	54,803	59,645
Financial assets amortized cost [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	17,016	18,457	51,292	56,528
Interest expense	8,011	10,605	25,629	33,047
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 1,224	$ 1,157	$ 3,511	$ 3,117